UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS, L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine           Westport, CT              8/14/08
       ------------------------   ------------------------------  ----------
              [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                               -------------

Form 13F Information Table Entry Total:                   47
                                               -------------

Form 13F Information Table Value Total:             $210,935
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number    Name


       1.       28-12871            CHARTER OAK MANAGEMENT GP LLC,
                                    GENERAL PARTNER


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
                                                  Form 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
------------------------------ -------------- --------- -------- ------- --- ---- ---------- -------- ---------------------
                                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ------
ABBOTT LABS                    COM            002824100  10,626  200,607 SH          SOLE             200,607    0     0
AFFYMAX INC                    COM            00826A109     159   10,000 SH          SOLE              10,000    0     0
AT&T INC                       COM            00206R102   8,747  259,643 SH          SOLE             259,643    0     0
BAKER HUGHES INC               COM            057224107  13,182  150,928 SH          SOLE             150,928    0     0
CADBURY SCHWEPPES PLC          ADR            127209302   4,727   93,936 SH          SOLE              93,936    0     0
COMMSCOPE INC                  COM            203372107   3,977   75,365 SH          SOLE              75,365    0     0
CONAGRA FOODS INC              COM            205887102   3,289  170,607 SH          SOLE             170,607    0     0
DELTA AIR LINES INC DEL        COM NEW        247361702       1      100 SH          SOLE                 100    0     0
DR PEPPER SNAPPLE GROUP INC    COM            26138E109   1,478   70,451 SH          SOLE              70,451    0     0
ENERGIZER HLDGS INC            COM            29266R108     731   10,000 SH          SOLE              10,000    0     0
ENERGYSOUTH INC                COM            292970100   3,558   72,518 SH          SOLE              72,518    0     0
EVERCORE PARTNERS INC          CLASS A        29977A105     475   50,000 SH          SOLE              50,000    0     0
GENERAL CABLE CORP DEL NEW     COM            369300108   2,130   35,000 SH          SOLE              35,000    0     0
GLOBAL INDS LTD                COM            379336100   3,586  200,000 SH          SOLE             200,000    0     0
HANSEN NAT CORP                COM            411310105   1,441   50,000 SH          SOLE              50,000    0     0
ICONIX BRAND GROUP INC         COM            451055107     350   29,000 SH          SOLE              29,000    0     0
INTERMEC INC                   COM            458786100   2,108  100,000 SH          SOLE             100,000    0     0
KEY ENERGY SVCS INC            COM            492914106  17,740  913,480 SH          SOLE             913,480    0     0
LINCOLN NATL CORP IND          COM            534187109   8,729  192,600 SH          SOLE             192,600    0     0
METLIFE INC                    COM            59156R108   2,111   40,000 SH          SOLE              40,000    0     0
MORTONS RESTAURANT GRP INC N   COM            619430101     182   26,478 SH          SOLE              26,478    0     0
MURPHY OIL CORP                COM            626717102   9,641   98,323 SH          SOLE              98,323    0     0
MYLAN INC                      COM            628530107   8,928  739,685 SH          SOLE             739,685    0     0
NOKIA CORP                     SPONSORED ADR  654902204   1,479   60,358 SH          SOLE              60,358    0     0
NORDIC AMERICAN TANKER SHIPP   COM            G65773106   1,941   50,000 SH          SOLE              50,000    0     0
O REILLY AUTOMOTIVE INC        COM            686091109   2,947  131,874 SH          SOLE             131,874    0     0
POWERWAVE TECHNOLOGIES INC     COM            739363109   1,250  294,215 SH          SOLE             294,215    0     0
PREMIER EXIBITIONS INC         COM            74051E102   2,423  533,655 SH          SOLE             533,655    0     0
RADNET INC                     COM            750491102   4,997  806,007 SH          SOLE             806,007    0     0
RELIANT ENERGY INC             COM            75952B105  13,257  623,280 SH          SOLE             623,280    0     0
ROCHE HOLDING LTD              S/ADR          771195104   9,869  110,219 SH          SOLE             110,219    0     0
SMITH INTL INC                 COM            832110100   8,137   97,876 SH          SOLE              97,876    0     0
SOUTH JERSEY INDS INC          COM            838518108   1,027   27,500 SH          SOLE              27,500    0     0
STREETTRACKS GOLD TR           GOLD SHS       863307104     895    9,788 SH          SOLE               9,788    0     0
TALISMAN ENERGY INC            COM            87425E103  13,585  613,856 SH          SOLE             613,856    0     0
TD AMERITRADE HLDG CORP        COM            87236Y108   4,244  234,579 SH          SOLE             234,579    0     0
TEVA PHARMACEUTICAL INDS LTD   ADR            881624209  11,489  250,861 SH          SOLE             250,861    0     0
TEXTRON INC                    COM            883203101   3,355   70,000 SH          SOLE              70,000    0     0
TIME WARNER INC                COM            887317105   3,233  218,472 SH          SOLE             218,472    0     0
TRANSMONTAIGNE PARTNERS L P    COM UNIT L P   89376V100   3,590  132,867 SH          SOLE             132,867    0     0
VELOCITY EXPRESS CORP          COM PAR NEW    92257T707     245  364,857 SH          SOLE             364,857    0     0
VELOCITY EXPRESS CORP          CONV PFD       92257T939     144  213,693 SH          SOLE             213,693    0     0
VELOCITY EXPRESS CORP          SER N          92257T970      52   76,648 SH          SOLE              76,648    0     0
VELOCITY EXPRESS CORP          SER Q          92257TXY4      56   83,861 SH          SOLE              83,861    0     0
WAL MART STORES INC            COM            931142103   7,159  127,391 SH          SOLE             127,391    0     0
WESTERN GAS PARTNERS LP        COM UNIT LP IN 958254104   3,370  200,000 SH          SOLE             200,000    0     0
WILLIAMS PARTNERS L P          COM UNIT L P   96950F104   4,295  130,759 SH          SOLE             130,759    0     0

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